UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of April 30, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 94.9% of Net Assets
	REAL ESTATE INVESTMENT TRUSTS — 94.9%
	REITs - Apartments — 14.3%
80,931	Apartment Investment & Management Co., Class A	$2,992,828
55,000	AvalonBay Communities, Inc.	5,486,250
77,000	Camden Property Trust(b)	4,074,070
219,000	Equity Residential	9,092,880
53,100	UDR, Inc.(b)	1,342,368

		22,988,396

	REITs - Diversified — 5.6%
73,300	BioMed Realty Trust, Inc.(b)	1,905,800
77,000	Vornado Realty Trust	7,167,930

		9,073,730

	REITs - Healthcare — 6.0%
60,000	HCP, Inc.	2,142,000
33,900	Healthcare Realty Trust, Inc.(b)	960,387
118,900	Nationwide Health Properties, Inc.(b)	4,282,778
130,500	Omega Healthcare Investors, Inc.	2,283,750

		9,668,915

	REITs - Hotels — 6.3%
136,500	Ashford Hospitality Trust	790,335
16,000	Hospitality Properties Trust	514,080
303,500	Host Hotels & Resorts, Inc.	5,220,200
70,500	Starwood Hotels & Resorts Worldwide, Inc.	3,680,805

		10,205,420

	REITs - Industrial — 12.2%
71,000	AMB Property Corp.	4,100,250
307,000	DCT Industrial Trust, Inc.(b)	3,070,000
74,700	First Potomac Realty Trust(b)	1,269,153
134,500	Liberty Property Trust	4,711,535
80,500	ProLogis	5,040,105
26,000	PS Business Parks, Inc.	1,488,240

		19,679,283

	REITs - Office — 14.8%
88,600	Boston Properties, Inc.	8,903,414
122,700	Brandywine Realty Trust	2,141,115
170,000	Brookfield Properties Corp.	3,422,100
70,300	Corporate Office Properties Trust	2,622,190
26,500	Digital Realty Trust, Inc.(b)	1,026,875
79,000	Dupont Fabros Technology, Inc.(b)	1,422,000
210,000	HRPT Properties Trust	1,455,300
55,100	Kilroy Realty Corp.(b)	2,882,832

		23,875,826

	REITs - Regional Malls — 15.9%
80,100	General Growth Properties, Inc.(b)	3,280,896
73,400	Macerich Co. (The)	5,367,742
139,800	Simon Property Group, Inc.	13,960,428
52,500	Taubman Centers, Inc.	2,975,175

		25,584,241

	REITs - Shopping Centers — 12.4%
27,700	Cedar Shopping Centers, Inc.	346,250
130,000	Developers Diversified Realty Corp.(b)	5,583,500
55,800	Federal Realty Investment Trust	4,583,970
69,500	Kimco Realty Corp.(b)	2,773,745
88,700	Kite Realty Group Trust	1,204,546
76,900	Regency Centers Corp.	5,503,733

		19,995,744

	REITs - Storage — 6.0%
116,000	Extra Space Storage, Inc.(b)	1,952,280
85,000	Public Storage, Inc.	7,709,500

		9,661,780

	REITs - Triple Net Lease — 1.4%
71,100	iStar Financial, Inc.(b)	1,368,675
36,600	Realty Income Corp.(b)	962,946

		2,331,621

	Total Common Stocks (Identified Cost $143,570,313)	153,064,956

Shares/ Principal Amount
Short-Term Investments — 23.3%
29,386,445	State Street Navigator Securities Lending Prime Portfolio(c)	29,386,445
$8,111,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2008 at 1.25% to be repurchased at $8,112,041 on 5/1/2008, collateralized by $8,035,000 Federal Home Loan Bank, 3.625% due 12/17/2010 valued at $8,276,050, including accrued interest(d)	8,111,759

	Total Short-Term Investments (Identified Cost $37,498,204)	37,498,204

	Total Investments — 118.2% (Identified Cost $181,068,517)(a)	190,563,160
	Other Assets Less Liabilities—(18.2)%	(29,378,793)

	Net Assets — 100%	$161,184,367

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of April 30, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs.): At April 30, 2008, the net unrealized appreciation on investments based on a cost of $181,068,517 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,326,083
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,831,440)

Net unrealized appreciation	$9,494,643

(b)	All or a portion of this security was on loan to brokers at April 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at April 30, 2008 were $28,237,876 and $29,386,445, respectively.

(c)	Represents investment of securities lending collateral.

(d)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of April 30, 2008 (Unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective February 1, 2008. For net asset value determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical investments.

•	Level 2—other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$190,563,160
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$190,563,160

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at April 30, 2008 as a Percentage of Net Assets (Unaudited)

Regional Malls	15.9%
Office	14.8
Apartments	14.3
Shopping Centers	12.4
Industrial	12.2
Hotels	6.3
Healthcare	6.0
Storage	6.0
Diversified	5.6
Triple Net Lease	1.4

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	June 20, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 20, 2008